OFFICES 2500 Wachovia Capitol Center Raleigh, North Carolina 27601 MARGARET N. ROSENFELD Direct Dial: (919) 821-6714 E-Mail: mrosenfeld@smithlaw.com	June 15, 2007	MAILING ADDRESS P.O. Box 2611 Raleigh, North Carolina 27602-2611 Telephone: (919) 821-1220 Facsimile: (919) 821-6800
VIA EDGAR

Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE
Washington, D.C. 20549

Re:	Smart Online, Inc. Amendment to Registration Statement on Form S-1/A

Ladies and Gentlemen:

On behalf of our client, Smart Online, Inc. (the “Registrant”), we enclose for filing under the Securities Act of 1933, as amended, the Registrant’s Amendment to Registration Statement on Form S-1/a, together with exhibits thereto (the “Registration Statement”) covering a proposed registration of 8,744,504 shares of the Registrant’s common stock to be resold by selling securityholders. The additional filing fee has been sent by “fedwire” to the lockbox of the Securities and Exchange Commission at The Mellon Bank in Pittsburgh, Pennsylvania.

Thanks for your assistance and please feel free to contact me (919-821-6714) if you have any questions.

Sincerely yours,

SMITH, ANDERSON, BLOUNT, DORSETT, MITCHELL & JERNIGAN, L.L.P.

By: /s/ Margaret N. Rosenfeld

Enclosures

cc: James W. Gayton, Esq. (w/o enclosures)